MetLife Multi-Index Targeted Risk Portfolio Investment Strategy - MetLife Multi-Index Targeted Risk Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its objectives by investing approximately 75% of its assets in Class A shares of the Underlying Portfolios, which are passively-managed index portfolios that are series of the Brighthouse Funds Trust II (“Trust II”) (the “Base Portion”), and approximately 25% of its assets in a portfolio of fixed income securities that serve as collateral for equity derivative instruments, consisting primarily of stock index futures (the “Overlay Portion”). A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index such as the S&P 500® Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in index-related instruments, including derivatives. In its neutral state, the Portfolio will allocate 60% of its total assets to equity instruments (either equity index portfolios or equity derivative instruments) and 40% of its total assets to fixed-income securities (either fixed income index portfolios or fixed income securities). The Portfolio will alter its allocation as necessary to reduce volatility in an attempt to mitigate the effects of extreme market conditions. In general, the Portfolio will decrease equity exposure in periods of increased volatility and increase equity exposure during periods of reduced volatility. The Portfolio’s exposure to equity markets will range from approximately 10% to approximately 70% of its total assets. Brighthouse Investment Advisers, LLC (“BIA”) is the adviser to the Portfolio and is also responsible for managing the Base Portion’s allocations among the Underlying Portfolios. BIA establishes specific target investment percentages for the asset classes and the various components of each asset category. Under normal circumstances, the approximately 75% of the Portfolio’s assets comprising the Base Portion invest primarily in Underlying Portfolios in accordance with the target allocations of 35% to equity and 40% to fixed income. The Base Portion seeks to achieve capital appreciation through its investments in Underlying Portfolios that seek to track the performance of equity indexes such as the S&P 500 Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE® Index. The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that seek to track the performance of fixed income indexes, such as the Bloomberg U.S. Aggregate Bond Index. The Portfolio is expected to have exposure to equities of various market capitalizations and foreign equities, as well as fixed income indexes tracking investment grade and mortgage- and asset-backed securities through the Base Portion’s investments. In the future the Base Portion may invest in other Underlying Portfolios that are series of Trust II or of Brighthouse Funds Trust I (the “Trust”). MetLife Investment Management, LLC (“MIM” or the “Subadviser”), is responsible for managing the Overlay Portion, including the management of the fixed income collateral. The Overlay Portion, which comprises approximately 25% of the Portfolio’s total assets, in its neutral state will provide the Portfolio with an additional 25% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures and swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of high quality, short-term fixed income instruments. For more information about the derivative instruments in which the Portfolio may invest, please see the section “Additional Information About the Portfolio’s Investment Strategies—Understanding the Portfolio” in the Prospectus and “Investment Strategies and Risks” in the Statement of Additional Information. The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Subadviser will adjust the Portfolio’s equity exposure in accordance with the guidelines discussed below within a range from approximately 10% to approximately 70%. For example, when the market is in a state of increased volatility, the Subadviser will decrease the Portfolio’s equity exposure by holding fewer long equity index futures or by taking a short position in equity index futures. A short position involves the use by the Portfolio of a security or instrument that may benefit from a decrease in the price of underlying securities. When the Portfolio’s total equity exposure exceeds 60%, the Portfolio may be exposed to leverage. The Subadviser will purchase or sell equity derivatives in the Overlay Portion in an attempt to target an annualized equity contribution to the Portfolio’s volatility level of 10%. The Subadviser will allow the equity contribution to the Portfolio’s volatility level to vary between a low of 8% and a high of 12%. If volatility remains within this range, the Subadviser will take no action to alter the Portfolio’s equity exposure. If volatility falls outside of this range, the Subadviser will take action to attempt to increase or decrease the Portfolio’s equity market exposure until the 10% level is achieved. There can be no guarantee that the Portfolio will achieve the targeted volatility or remain within its target volatility range. In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 25% of the Portfolio allocated as collateral to support the equity and other derivatives used by the Portfolio. The Subadviser will invest the collateral in fixed-income instruments consisting of a mix of U.S. Government securities, certificates of deposit, commercial paper rated in the two highest grades by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality, and repurchase agreements on such instruments. At times, including during periods of high volatility, the Subadviser may reduce the equity derivative holdings and invest a portion of the Overlay Portion’s assets in short-term fixed income instruments that replicate the holdings of indexes of Treasury and/or agency securities. All fixed-income instruments held in the Overlay Portion will have a remaining maturity of 365 days or less. The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. The Subadviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. The Subadviser anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years. The following chart sets forth the Portfolio’s neutral asset allocation targets set by BIA for the entire investment portfolio, as of April 27, 2026. The Portfolio’s actual allocations to the asset classes and sub-asset classes within the Base Portion and within the Overlay Portion could vary substantially from the target allocations due to both market valuation changes and the Subadviser’s management of the Overlay Portion in response to volatility changes. Both the asset allocation between equity instruments and fixed income securities and the allocation between the Base Portion and the Overlay Portion will therefore generally be rebalanced on a quarterly basis.Asset Class% of Total Portfolio*Equity60%U.S. Large Cap28.50%U.S. Mid Cap8%U.S. Small Cap4.50%Foreign Equity19%Fixed Income40%U.S. Investment Grade40%*Individual figures may not add up to the totals shown due to rounding.